August 26, 1999


United States Securities and Exchange Commission
Office of Filings and Information Services
6432 General Green Way (Mail Stop 0-7)
Alexandria, VA  22312

Ladies and Gentlemen:


                     Re: AMENDMENT TO PREVIOUSLY FILED 24F-2 FILING FOR VAN
                         KAMPEN WORLD PORTFOLIO SERIES TRUST, FILED ON
                         AUGUST 20, 1999, ACCESSION NUMBER: 0000891804-99-001671


During a recent 24F-2 filing we inadvertently did not place the redemption credit amount on line 5(vi) so that we could use it for future redemption credits. As indicated on the attached Amended Form, the amount in 5(v) is being added to 5(vi), and 5(v) is being replaced with a zero dollar amount.

If you should have any questions please contact me at 630/684-5982.

Sincerely,

/s/ James M. Dykas

James M. Dykas
Assistant Treasurer

             ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

             Read instructions at end of Form before preparing Form.


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          1.    Name and address of issuer:

                Van Kampen World Portfolio Series Trust
                1 Parkview Plaza, P.O. Box 5555
                Oakbrook Terrace, IL 60181-5555


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           2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do
               not list series or classes):       [X]


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          3.   Investment Company Act File Number: 811-6220

               Securities Act File Number: 33-37879


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          4(a). Last day of fiscal year for which this Form is filed: May 31,
                1999


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          4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


             Note: If the Form is being filed late, interest must be paid on the registration fee due.



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          4(c). [ ] Check box if this is the last time the issuer will be filing this Form.
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          5. Calculation of registration fee:

             (i)  Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                             $ 27,543,454
                                                        ------------------------

            (ii)  Aggregate price of securities redeemed
                  or repurchased during the fiscal year:        $ 36,621,754
                                                        ------------------------

            (iii) Aggregate price of securities redeemed
                  or repurchased during any prior fiscal
                  year ending no earlier than October 11,
                  1995 that were not previously used to
                  reduce registration fees payable to
                  the Commission:                               $   -0-
                                                        ------------------------

            (iv)  Total available redemption credits
                  [add Items 5(ii) and 5(iii)]:                -$ 36,621,754
                                                        ------------------------


             (v)  Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv)
                  from Item 5(i)]:                              $     -0-
                                                        ------------------------
--------------------------------------------------------------------------------

            (vi)  Redemption credits available for use          $ 9,078,300
                  in future years --- if Item 5(i) is   ------------------------
                  less than Item 5(iv) [subtract Item
                  5(iv) from Item 5(i)]:
--------------------------------------------------------------------------------


           (vii)  Multiplier for determining registration
                  fee (See Instruction C.9):                     x    .000278
                                                                 --------------


          (viii)  Registration fee due [multiply Item
                  5(v) by Item 5(vii)] (enter "0" if
                  no fee is due):                               =$    -0-
                                                                  =============

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          6.  Prepaid Shares

              If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______.

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          7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):


                                                                   +$    -0-
                                                                   ------------
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          8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:


                                                                    =$  -0-
                                                                    ============
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          9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                Method of Delivery:

                                    [ ]     Wire Transfer
                                    [ ]     Mail or other means
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                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)*  /s/ James Dykas
                               ------------------------------------------
                                     Assistant Treasurer

      Date:    August 26, 1999


  *Please print the name and title of the signing officer below the signature.